Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2023	2022
Cost:
Computers and peripheral equipment	$2,448	$2,350
Leasehold improvement	582	438
Office furniture and equipment	133	128
Vehicles	149	139
	3,312	3,055

Accumulated depreciation	2,003	1,446

Property and equipment, net	$1,309	$1,609